Payden Limited Maturity Fund

Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (28%
)
1,636,641 Ally Auto Receivables Trust 2024-2 , 4.46% ,
7/15/27 $ 1,636
1,831,105 Ally Bank Auto Credit-Linked Notes 2024-A
144A , 5.68% , 5/17/32 (a) 1,855
526,027 American Credit Acceptance Receivables Trust
2024-2 144A , 5.90% , 2/12/27 (a) 526
1,532,010 American Credit Acceptance Receivables Trust
2024-3 144A , 5.76% , 11/12/27 (a) 1,534
1,377,186 American Credit Acceptance Receivables Trust
2024-4 144A , 4.81% , 3/13/28 (a) 1,377
3,270,015 American Credit Acceptance Receivables Trust
2025-1 144A , 4.67% , 7/12/28 (a) 3,271
3,187,758 American Credit Acceptance Receivables Trust
2025-2 144A , 4.81% , 9/12/28 (a) 3,188
1,700,000 American Credit Acceptance Receivables Trust
2025-3 144A , 4.73% , 1/12/29 (a) 1,702
1,403,559 Americredit Automobile Receivables Trust 2023-
1 , 5.62% , 11/18/27 1,408
1,187,990 AmeriCredit Automobile Receivables Trust
2024-1 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.600% ) , 4.95% ,
2/18/28 (b) 1,189
5,000,000 Apidos CLO 2013-12A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
5.77% , 4/15/31 (a) (b) 5,008
487,023 Apidos CLO XXXA 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.080% ) , 5.41% ,
10/18/31 (a) (b) 487
4,930,525 Apidos CLO 2019-32A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.100% ) ,
5.43% , 1/20/33 (a) (b) 4,938
2,006,306 Arbor Realty Commercial Real Estate Notes
Ltd. 2022-FL1 144A , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 1.450% ) ,
5.79% , 1/15/37 (a) (b) 2,011
1,101,557 Ares XXXVII CLO Ltd. 2015-4A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.080% ) , 5.40% , 10/15/30 (a) (b) 1,102
2,485,278 ARI Fleet Lease Trust 2023-A 144A , 5.41% ,
2/17/32 (a) 2,489
1,831,577 ARI Fleet Lease Trust 2023-B 144A , 6.05% ,
7/15/32 (a) 1,845
5,126,592 ARI Fleet Lease Trust 2024-A 144A , 5.30% ,
11/15/32 (a) 5,148
3,022,337 ARI Fleet Lease Trust 2024-B 144A , 5.54% ,
4/15/33 (a) 3,040
4,400,000 ARI Fleet Lease Trust 2025-A 144A , 4.38% ,
1/17/34 (a) 4,395
1,000,000 ARI Fleet Lease Trust 2025-B 144A , 4.59% ,
3/15/34 (a) 1,002
2,100,000 AutoNation Finance Trust 2025-1A 144A ,
4.72% , 4/10/28 (a) 2,102
1,297,765 BDS Ltd. 2021-FL10 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.464% ) , 5.81% ,
12/16/36 (a) (b) 1,300
5,000,000 Beechwood Park CLO Ltd. 2019-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.300% ) , 5.62% , 1/17/35 (a) (b) 5,013
2,048,917 BMW Vehicle Lease Trust 2024-2 , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 0.420% ) , 4.77% , 1/25/27 (b) 2,050
Principal
or Shares Security Description
Value
(000)
1,600,000 BMW Vehicle Lease Trust 2025-1 , 4.43% ,
9/27/27 $ 1,602
266,397 Bridgecrest Lending Auto Securitization Trust
2024-3 , 5.54% , 2/16/27 266
4,500,000 Bridgecrest Lending Auto Securitization Trust
2025-1 , 4.67% , 8/15/28 4,500
4,050,000 Bridgecrest Lending Auto Securitization Trust
2024-4 , 4.72% , 9/15/28 4,051
1,400,000 Bridgecrest Lending Auto Securitization Trust
2025-3 , 4.83% , 1/15/29 1,402
6,592,362 BSPRT Issuer Ltd. 2023-FL10 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.259% ) , 6.60% , 9/15/35 (a) (b) 6,603
1,251,377 BSPRT Issuer Ltd. 2021-FL7 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.434% ) ,
5.78% , 12/15/38 (a) (b) 1,255
5,000,000 Buttermilk Park CLO Ltd. 2018-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.370% ) , 5.69% , 10/15/31 (a) (b) 4,995
3,000,000 Carlyle Global Market Strategies CLO
Ltd. 2012-4A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.350% ) , 5.68% ,
4/22/32 (a) (b) 3,000
914,464 CarMax Auto Owner Trust 2022-1 , 1.47% ,
12/15/26 911
190,405 CarMax Auto Owner Trust 2023-4 , 6.08% ,
12/15/26 191
1,704,918 CarMax Auto Owner Trust 2022-4 , 5.34% ,
8/16/27 1,710
2,244,330 CarMax Auto Owner Trust 2024-3 , 5.21% ,
9/15/27 2,249
3,053,079 CarMax Auto Owner Trust 2024-4 , 4.67% ,
12/15/27 3,055
3,700,000 CarMax Auto Owner Trust 2025-2 , 4.59% ,
7/17/28 3,712
2,900,000 CarMax Auto Owner Trust 2025-3 , 4.42% ,
8/15/28 2,901
318,411 Carvana Auto Receivables Trust 2022-P1 ,
3.35% , 2/10/27 318
455,299 Carvana Auto Receivables Trust 2024-P1 144A ,
5.50% , 8/10/27 (a) 456
947,177 Carvana Auto Receivables Trust 2024-P3 ,
4.61% , 11/10/27 947
493,310 Carvana Auto Receivables Trust 2022-P3 ,
4.61% , 11/10/27 493
884,080 Carvana Auto Receivables Trust 2024-P2 ,
5.63% , 11/10/27 885
3,060,412 Carvana Auto Receivables Trust 2024-P4 ,
4.62% , 2/10/28 3,060
2,007,239 Carvana Auto Receivables Trust 2025-P1 ,
4.50% , 6/12/28 2,006
1,600,000 Carvana Auto Receivables Trust 2025-P2 ,
4.56% , 8/10/28 1,601
1,658,032 CCG Receivables Trust 2023-1 144A , 5.82% ,
9/16/30 (a) 1,666
2,084,025 CCG Receivables Trust 2024-1 144A , 4.99% ,
3/15/32 (a) 2,095
3,000,000 CCG Receivables Trust 2025-1 144A , 4.48% ,
10/14/32 (a) 3,006
824,915 Chase Auto Owner Trust 2024-4A 144A , 5.25% ,
9/27/27 (a) 826
1,790,504 Chase Auto Owner Trust 2024-5A 144A , 4.40% ,
11/26/27 (a) 1,789

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
3,300,000 Chase Auto Owner Trust 2025-1A 144A , 4.40% ,
7/25/28 (a) $ 3,304
4,799,907 Chenango Park CLO Ltd. 2018-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.050% ) , 5.37% , 4/15/30 (a) (b) 4,798
2,254,110 Chesapeake Funding II LLC 2024-1A 144A ,
( U.S. Secured Overnight Financing Rate Index
30day Average + 0.770% ) , 5.11% , 5/15/36 (a) (b) 2,253
62,319 CNH Equipment Trust 2023-B , 5.90% , 2/16/27 62
1,700,000 CNH Equipment Trust 2025-B , 4.37% ,
11/15/28 1,700
1,039,883 Crestline Denali CLO XVII Ltd. 2018-1A 144A ,
( 3 mo. Term Secured Overnight Financing Rate
+ 1.130% ) , 5.45% , 10/15/31 (a) (b) 1,040
348,662 Daimler Trucks Retail Trust 2024-1 , 5.60% ,
4/15/26 349
3,900,000 Dell Equipment Finance Trust 2025-1 144A ,
4.68% , 7/22/27 (a) 3,909
1,614,760 Dell Equipment Finance Trust 2023-1 144A ,
5.65% , 9/22/28 (a) 1,617
5,030,000 Dell Equipment Finance Trust 2024-1 144A ,
5.39% , 3/22/30 (a) 5,064
10,301,328 Dell Equipment Finance Trust 2024-2 144A ,
4.69% , 8/22/30 (a) 10,305
4,300,000 Diamond Infrastructure Funding LLC 2021-1A
144A , 1.76% , 4/15/49 (a) 4,085
119,337 DLLAA LLC 2023-1A 144A , 5.93% , 7/20/26 (a) 119
2,100,000 DLLAD LLC 2025-1A 144A , 4.46% ,
11/20/28 (a) 2,100
1,300,000 DLLST LLC 2024-1A 144A , 5.05% , 8/20/27 (a) 1,304
1,588,983 Drive Auto Receivables Trust 2024-2 , 4.94% ,
12/15/27 1,590
4,016,029 Drive Auto Receivables Trust 2024-1 , 5.35% ,
2/15/28 4,020
4,088,875 Drive Auto Receivables Trust 2021-3 144A ,
1.94% , 6/15/29 (a) 4,021
2,000,000 Drive Auto Receivables Trust 2025-1 , 4.73% ,
9/15/32 2,006
3,228,801 Dryden Senior Loan Fund 2015-40A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.150% ) , 5.48% , 8/15/31 (a) (b) 3,231
3,026,509 Enterprise Fleet Financing LLC 2024-2 144A ,
5.74% , 12/20/26 (a) 3,039
2,864,211 Enterprise Fleet Financing LLC 2024-3 144A ,
5.31% , 4/20/27 (a) 2,875
4,400,000 Enterprise Fleet Financing LLC 2024-4 144A ,
4.69% , 7/20/27 (a) 4,405
4,900,000 Enterprise Fleet Financing LLC 2025-1 144A ,
4.65% , 10/20/27 (a) 4,907
2,200,000 Enterprise Fleet Financing LLC 2025-3 144A ,
4.50% , 4/20/28 (a) 2,206
6,229,550 Enterprise Fleet Financing LLC 2024-1 144A ,
5.23% , 3/20/30 (a) 6,268
639,597 Exeter Automobile Receivables Trust 2024-5A ,
4.79% , 4/15/27 640
2,100,000 Exeter Automobile Receivables Trust 2025-3A ,
4.78% , 7/16/29 2,107
5,300,000 Exeter Automobile Receivables Trust 2024-4A ,
5.28% , 8/15/30 5,308
4,965,000 Exeter Select Automobile Receivables Trust
2025-1 , 4.83% , 10/16/28 4,966
2,050,000 Exeter Select Automobile Receivables Trust
2025-2 , 4.54% , 6/15/29 2,049
Principal
or Shares Security Description
Value
(000)
150,798 Flagship Credit Auto Trust 2023-3 144A ,
5.89% , 7/15/27 (a) $ 151
5,000,000 Flatiron RR CLO LLC 2021-2A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
0.910% ) , 5.23% , 10/15/34 (a) (b) 4,976
878,950 Ford Credit Auto Lease Trust 2024-B , 5.18% ,
2/15/27 880
3,900,000 Ford Credit Auto Lease Trust 2025-A , 4.57% ,
8/15/27 3,906
5,000,000 Ford Credit Auto Lease Trust 2024-B , 4.99% ,
12/15/27 5,029
5,000,000 Ford Credit Auto Lease Trust 2025-B , 4.37% ,
3/15/28 4,998
4,500,000 Ford Credit Auto Owner Trust 2025-A , 4.47% ,
12/15/27 4,503
3,207,396 Ford Credit Auto Owner Trust 2023-A , 4.65% ,
2/15/28 3,210
3,452,951 FS RIALTO 2021-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.334% ) ,
5.67% , 5/16/38 (a) (b) 3,447
1,517,029 GLS Auto Receivables Issuer Trust 2024-3A
144A , 5.35% , 8/16/27 (a) 1,519
4,469,327 GLS Auto Receivables Issuer Trust 2025-1A
144A , 4.68% , 12/15/27 (a) 4,470
4,200,000 GLS Auto Receivables Issuer Trust 2025-2A
144A , 4.75% , 3/15/28 (a) 4,203
4,900,000 GLS Auto Receivables Issuer Trust 2025-1A
144A , 4.77% , 9/15/28 (a) 4,911
434,422 GM Financial Automobile Leasing Trust 2023-2 ,
5.05% , 7/20/26 435
3,630,584 GM Financial Automobile Leasing Trust 2024-3 ,
4.29% , 1/20/27 3,626
1,887,904 GM Financial Automobile Leasing Trust 2024-3 ,
( U.S. Secured Overnight Financing Rate Index
30day Average + 0.470% ) , 4.82% , 1/20/27 (b) 1,889
282,627 GM Financial Consumer Automobile Receivables
Trust 2024-1 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.400% ) , 4.74% ,
2/16/27 (b) 283
2,175,792 GM Financial Consumer Automobile Receivables
Trust 2024-3 , 5.35% , 6/16/27 2,180
1,585,161 GM Financial Consumer Automobile Receivables
Trust 2024-4 , 4.53% , 10/18/27 1,585
2,957,454 GM Financial Consumer Automobile Receivables
Trust 2023-1 , 4.66% , 2/16/28 2,960
4,951,817 GMF Canada Leasing Trust 2025-1A 144A ,
3.12% , 10/20/26 CAD (a) (c) 3,574
4,900,000 GMF Floorplan Owner Revolving Trust 2024-
4A 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.550% ) , 4.89% ,
11/15/29 (a) (b) 4,906
3,700,000 GMF Floorplan Owner Revolving Trust Series
2025-1A 144A , 4.59% , 3/15/29 (a) 3,711
3,103,259 Goldentree Loan Management U.S. CLO
Ltd. 2019-5A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.070% ) , 5.40% ,
10/20/32 (a) (b) 3,107
3,200,000 Goldentree Loan Management U.S. CLO
Ltd. 2020-8A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.150% ) , 5.48% ,
10/20/34 (a) (b) 3,202

Principal
or Shares Security Description
Value
(000)
3,000,000 Golub Capital Partners CLO 53B Ltd. 2021-53A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 0.980% ) , 5.31% , 7/20/34 (a) (b) $ 2,982
3,728,380 GreatAmerica Leasing Receivables Funding LLC
2022-1 144A , 5.08% , 9/15/26 (a) 3,733
1,900,000 GreatAmerica Leasing Receivables Funding LLC
2025-1 144A , 4.52% , 10/15/27 (a) 1,899
1,500,000 Highbridge Loan Management Ltd. 5A-2015
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.300% ) , 5.62% , 10/15/30 (a) (b) 1,498
5,000,000 Honda Auto Receivables Owner Trust 2025-2 ,
4.30% , 1/18/28 4,998
3,040,000 Hotwire Funding LLC 2021-1 144A , 2.31% ,
11/20/51 (a) 2,928
5,254 HPEFS Equipment Trust 2023-2A 144A ,
6.04% , 1/21/31 (a) 5
1,200,000 HPEFS Equipment Trust 2025-1A 144A ,
4.49% , 9/20/32 (a) 1,200
5,849,689 Hyundai Auto Lease Securitization Trust 2023-C
144A , 5.80% , 12/15/26 (a) 5,865
2,378,020 Hyundai Auto Lease Securitization Trust 2024-
C 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.500% ) , 4.84% ,
3/15/27 (a) (b) 2,381
5,000,000 Hyundai Auto Lease Securitization Trust 2024-A
144A , 5.02% , 3/15/27 (a) 5,011
3,300,000 Hyundai Auto Lease Securitization Trust 2025-B
144A , 4.58% , 9/15/27 (a) 3,311
4,300,000 Hyundai Auto Lease Securitization Trust 2025-C
144A , 4.37% , 1/18/28 (a) 4,297
1,461,000 Hyundai Auto Receivables Trust 2022-A ,
2.35% , 4/17/28 1,451
5,000,000 Hyundai Auto Receivables Trust 2025-B , 4.45% ,
8/15/28 5,004
2,150,537 John Deere Owner Trust 2024-C , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 0.430% ) , 4.77% , 8/16/27 (b) 2,152
2,440,136 KREF Ltd. 2021-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.184% ) ,
5.53% , 2/15/39 (a) (b) 2,434
543,640 Kubota Credit Owner Trust 2023-2A 144A ,
5.61% , 7/15/26 (a) 544
2,951,318 Kubota Credit Owner Trust 2023-1A 144A ,
5.02% , 6/15/27 (a) 2,959
2,200,000 Kubota Credit Owner Trust 2025-2A 144A ,
4.48% , 4/17/28 (a) 2,203
1,700,000 LCM Ltd. 31A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.280% ) , 5.61% ,
7/20/34 (a) (b) 1,702
4,100,000 M&T Equipment Notes 2025-1A 144A , 4.70% ,
12/16/27 (a) 4,108
2,591,271 Madison Park Funding XLII Ltd. 13A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.150% ) , 5.47% , 11/21/30 (a) (b) 2,592
3,750,000 Madison Park Funding XLIX Ltd. 2021-49A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.050% ) , 5.38% , 10/19/34 (a) (b) 3,746
2,389,386 Mercedes-Benz Auto Lease Trust 2024-B , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.440% ) , 4.78% , 12/15/26 (b) 2,390
1,113,364 Mercedes-Benz Auto Receivables Trust 2023-1 ,
4.51% , 11/15/27 1,114
Principal
or Shares Security Description
Value
(000)
1,331,229 MMAF Equipment Finance LLC 2023-A 144A ,
5.79% , 11/13/26 (a) $ 1,334
1,844,282 MMAF Equipment Finance LLC 2024-A 144A ,
5.20% , 9/13/27 (a) 1,849
361,348 MMAF Equipment Finance LLC 2022-A 144A ,
3.20% , 1/13/28 (a) 359
2,250,000 Navistar Financial Dealer Note Master Owner
Trust II 2023-1 144A , 6.18% , 8/25/28 (a) 2,252
5,000,000 Neuberger Berman Loan Advisers CLO
Ltd. 2022-49A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.150% ) , 5.47% ,
7/25/35 (a) (b) 5,000
5,000,000 Neuberger Berman Loan Advisers CLO
Ltd. 2021-42A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 0.950% ) , 5.27% ,
7/16/36 (a) (b) 4,999
4,900,000 Nissan Auto Lease Trust 2025-B , 4.44% ,
3/15/28 4,897
4,500,000 Nissan Master Owner Trust Receivables 2024-
A 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.670% ) , 5.01% ,
2/15/28 (a) (b) 4,505
131,288 OneMain Direct Auto Receivables Trust 2021-
1A 144A , 0.87% , 7/14/28 (a) 131
5,115,000 OneMain Direct Auto Receivables Trust 2023-
1A 144A , 5.41% , 11/14/29 (a) 5,150
890,233 Palmer Square Loan Funding Ltd. 2022-3A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.100% ) , 5.42% , 4/15/31 (a) (b) 890
4,381,220 Palmer Square Loan Funding Ltd. 2024-3A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.080% ) , 5.39% , 8/08/32 (a) (b) 4,381
1,000,000 Palmer Square Loan Funding Ltd. 2025-1A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 0.800% ) , 5.12% , 2/15/33 (a) (b) 995
9,100,000 PFS Financing Corp. 2024-A 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.850% ) , 5.19% , 1/15/28 (a) (b) 9,113
2,700,000 PFS Financing Corp. 2025-C 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.950% ) , 5.29% , 4/15/29 (a) (b) 2,702
1,300,706 Porsche Innovative Lease Owner Trust 2024-
2A 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.440% ) , 4.79% ,
12/21/26 (a) (b) 1,301
2,800,000 Porsche Innovative Lease Owner Trust 2025-1A
144A , 4.60% , 12/20/27 (a) 2,803
6,000,000 Rad CLO Ltd. 2020-7A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.350% ) ,
5.67% , 4/17/36 (a) (b) 6,009
3,326,163 RCKT Mortgage Trust 2025-CES5 144A ,
5.69% , 5/25/55 (a) 3,349
1,829,234 RCKT Mortgage Trust 2025-CES6 144A ,
5.47% , 6/25/55 (a) 1,835
5,100,000 RCKT Mortgage Trust 2025-CES7 144A ,
5.38% , 7/25/55 (a) 5,113
2,184,046 Regatta XIII Funding Ltd. 2018-2A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.100% ) , 5.42% , 7/15/31 (a) (b) 2,184
2,300,000 Regatta XIII Funding Ltd. 2018-2A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.500% ) , 5.82% , 7/15/31 (a) (b) 2,301

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
60,206 Santander Bank Auto Credit-Linked Notes 2022-
C 144A , 6.45% , 12/15/32 (a) $ 60
507,185 Santander Bank Auto Credit-Linked Notes 2023-
A 144A , 6.49% , 6/15/33 (a) 509
1,075,875 Santander Drive Auto Receivables Trust 2024-4 ,
5.41% , 7/15/27 1,077
1,694,762 Santander Drive Auto Receivables Trust 2024-S3
144A , 1.33% , 9/16/27 (a) 1,687
4,300,000 Santander Drive Auto Receivables Trust 2021-3
144A , 2.70% , 10/16/28 (a) 4,287
3,800,000 Santander Drive Auto Receivables Trust 2024-5 ,
4.62% , 11/15/28 3,801
1,266,271 SBNA Auto Lease Trust 2024-C 144A , 4.94% ,
11/20/26 (a) 1,267
3,790,803 SBNA Auto Lease Trust 2025-A 144A , 4.68% ,
4/20/27 (a) 3,792
2,991,787 SBNA Auto Lease Trust 2023-A 144A , 6.51% ,
4/20/27 (a) 3,004
82,289 SFS Auto Receivables Securitization Trust 2024-
1A 144A , 5.35% , 6/21/27 (a) 82
2,769,370 SFS Auto Receivables Securitization Trust 2025-
1A 144A , 4.65% , 5/22/28 (a) 2,770
2,675,575 SFS Auto Receivables Securitization Trust 2024-
3A 144A , 4.71% , 5/22/28 (a) 2,677
1,800,000 SFS Auto Receivables Securitization Trust 2025-
2A 144A , 4.52% , 11/20/28 (a) 1,801
4,383,821 SoFi Consumer Loan Program Trust 2025-1
144A , 4.80% , 2/27/34 (a) 4,390
2,500,000 SoFi Consumer Loan Program Trust 2025-2
144A , 4.82% , 6/25/34 (a) 2,509
1,094,000 Stack Infrastructure Issuer LLC 2021-1A 144A ,
1.88% , 3/26/46 (a) 1,071
2,900,000 Stellantis Financial Underwritten Enhanced Lease
Trust 2025-AA 144A , 4.63% , 7/20/27 (a) 2,903
1,656,691 Symphony CLO XVIII Ltd. 2016-18A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.100% ) , 5.42% , 7/23/33 (a) (b) 1,657
5,182,694 Symphony CLO XX Ltd. 2018-20A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.100% ) , 5.42% , 1/16/32 (a) (b) 5,186
1,695,767 Tesla Auto Lease Trust 2024-B 144A , 4.79% ,
1/20/27 (a) 1,696
2,641,708 TIAA CLO IV Ltd. 2018-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.140% ) ,
5.47% , 1/20/32 (a) (b) 2,644
3,921,064 Toyota Lease Owner Trust 2024-A 144A , 5.25% ,
4/20/27 (a) 3,936
3,486,241 Toyota Lease Owner Trust 2025-A 144A , 4.58% ,
7/20/27 (a) 3,490
1,700,000 USB Auto Owner Trust 2025-1A 144A , 4.51% ,
6/15/28 (a) 1,701
6,118,000 Vantage Data Centers Issuer LLC 2020-1A 144A ,
1.65% , 9/15/45 (a) 6,090
5,950,000 Vantage Data Centers Issuer LLC 2024-1A 144A ,
5.10% , 9/15/54 (a) 5,890
3,609,667 VERDE CLO Ltd. 2019-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.110% ) ,
5.43% , 4/15/32 (a) (b) 3,610
3,300,000 Verizon Master Trust 2024-1 , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 0.650% ) , 4.99% , 12/20/28 (b) 3,305
4,100,000 Verizon Master Trust 2025-3 , 4.51% , 3/20/30 4,120
Principal
or Shares Security Description
Value
(000)
4,100,000 Volkswagen Auto Loan Enhanced Trust 2025-1 ,
4.51% , 1/20/28 $ 4,101
1,100,000 Volvo Financial Equipment LLC Series 2025-1A
144A , 4.41% , 11/15/27 (a) 1,099
2,851,457 Voya CLO Ltd. 2016-3A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.150% ) ,
5.48% , 10/18/31 (a) (b) 2,856
4,613,636 Voya CLO Ltd. 2016-3A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.350% ) ,
5.68% , 10/18/31 (a) (b) 4,608
3,744,533 Voya CLO Ltd. 2015-3A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.150% ) ,
5.48% , 10/20/31 (a) (b) 3,745
708,536 Westlake Automobile Receivables Trust 2023-
4A 144A , 6.23% , 1/15/27 (a) 709
4,633,000 Westlake Automobile Receivables Trust 2024-
1A 144A , 5.44% , 5/17/27 (a) 4,639
2,535,277 Westlake Automobile Receivables Trust 2023-
3A 144A , 5.82% , 5/17/27 (a) 2,541
1,612,749 Westlake Automobile Receivables Trust 2024-
2A 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.660% ) , 5.00% ,
8/16/27 (a) (b) 1,614
1,922,475 Westlake Automobile Receivables Trust 2024-
3A 144A , 4.82% , 9/15/27 (a) 1,924
5,200,000 Westlake Automobile Receivables Trust 2025-
1A 144A , 4.66% , 1/18/28 (a) 5,201
1,200,000 Westlake Automobile Receivables Trust 2025-P1
144A , 4.65% , 2/15/28 (a) 1,201
3,160,000 Westlake Automobile Receivables Trust 2024-
2A 144A , 5.56% , 2/15/28 (a) 3,183
5,400,000 Westlake Automobile Receivables Trust 2024-
3A 144A , 4.71% , 4/17/28 (a) 5,411
2,500,000 Westlake Automobile Receivables Trust 2025-
2A 144A , 4.66% , 9/15/28 (a) 2,501
5,100,000 Wheels Fleet Lease Funding LLC 2025-1A 144A ,
4.57% , 1/18/40 (a) 5,111
Total Asset Backed (Cost - $570,788)
571,890
Corporate Bond (39%
)
Financial  (25%)
9,500,000 ABN AMRO Bank NV 144A , ( Secured
Overnight Financing Rate + 1.780% ) , 6.13% ,
9/18/27 (a) (b) 9,617
4,900,000 ABN AMRO Bank NV 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.780% ) , 4.99% , 12/03/28 (a) (b) 4,944
7,430,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.88% , 4/01/28 7,488
1,750,000 Air Lease Corp. , 2.88% , 1/15/26 1,735
2,980,000 Ally Financial Inc. , 5.75% , 11/20/25 2,984
4,260,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 1.330% ) , 6.34% , 10/30/26 (b) 4,277
8,435,000 American Express Co. , ( Secured Overnight
Financing Rate + 0.970% ) , 5.32% , 7/28/27 (b) 8,470
4,730,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 0.930% ) , 5.28% , 7/26/28 (b) 4,764
5,320,000 American Express Co. , ( U.S. Secured
Overnight Financing Rate + 1.260% ) , 5.60% ,
4/25/29 (b) (d) 5,400
7,110,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 0.810% ) , 5.15% , 7/20/29 (b) 7,121
4,820,000 Aon North America Inc. , 5.13% , 3/01/27 4,868

Principal
or Shares Security Description
Value
(000)
8,660,000 Ares Strategic Income Fund 144A , 5.45% ,
9/09/28 (a) $ 8,649
1,930,000 Arthur J Gallagher & Co. , 4.60% , 12/15/27 1,937
8,360,000 Athene Global Funding 144A , 4.95% ,
1/07/27 (a) 8,401
2,170,000 Aviation Capital Group LLC 144A , 4.75% ,
4/14/27 (a) 2,172
10,000,000 Banco Santander SA , ( U.S. Secured Overnight
Financing Rate + 1.120% ) , 5.46% ,
7/15/28 (b) (d) 10,089
9,480,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 0.830% ) , 4.98% , 1/24/29 (b) 9,599
9,980,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.110% ) , 5.45% , 5/09/29 (b) 10,060
6,895,000 Bank of Montreal , ( Secured Overnight Financing
Rate + 0.670% ) , 5.00% , 1/27/29 (b) (d) 6,989
4,965,000 Bank of New York Mellon Corp. , ( U.S. Secured
Overnight Financing Rate + 0.680% ) , 4.44% ,
6/09/28 (b) 4,976
9,760,000 Bank of Nova Scotia , ( U.S. Secured Overnight
Financing Rate + 1.000% ) , 5.35% ,
9/08/28 (b) (d) 9,832
4,510,000 Banque Federative du Credit Mutuel SA 144A ,
( Secured Overnight Financing Rate + 1.400% ) ,
5.74% , 7/13/26 (a) (b) 4,557
4,270,000 Banque Federative du Credit Mutuel SA 144A ,
5.09% , 1/23/27 (a) 4,308
7,485,000 Blackstone Secured Lending Fund , 2.13% ,
2/15/27 7,163
2,660,000 Blackstone Secured Lending Fund , 5.88% ,
11/15/27 2,707
900,000 BPCE SA 144A , 5.20% , 1/18/27 (a) 909
2,365,000 Brown & Brown Inc. , 4.60% , 12/23/26 2,370
6,340,000 CaixaBank SA 144A , ( U.S. Secured Overnight
Financing Rate + 1.140% ) , 4.63% ,
7/03/29 (a) (b) 6,332
9,905,000 Canadian Imperial Bank of Commerce , ( U.S.
Secured Overnight Financing Rate + 1.220% ) ,
5.57% , 10/02/26 (b) 9,998
9,430,000 Canadian Imperial Bank of Commerce , ( U.S.
Secured Overnight Financing Rate + 0.720% ) ,
4.86% , 1/13/28 (b) 9,483
3,010,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 5.13% , 5/01/27 (a) 2,987
2,715,000 Citibank N.A. , ( U.S. Secured Overnight
Financing Rate + 0.708% ) , 5.05% , 8/06/26 (b) 2,727
7,380,000 Citibank N.A. , 4.58% , 5/29/27 7,403
9,755,000 Citibank N.A. , ( U.S. Secured Overnight
Financing Rate + 0.712% ) , 4.88% , 11/19/27 (b) 9,797
10,370,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.143% ) , 4.64% , 5/07/28 (b) 10,383
2,090,000 Corebridge Global Funding 144A , 4.90% ,
1/07/28 (a) 2,116
7,990,000 Credit Agricole SA 144A , ( U.S. Secured
Overnight Financing Rate + 1.290% ) , 5.64% ,
7/05/26 (a) (b) 8,062
8,595,000 Credit Agricole SA 144A , 5.13% , 3/11/27 (a) 8,699
3,950,000 CubeSmart LP , 4.00% , 11/15/25 3,939
3,965,000 Danske Bank A/S 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.950% ) , 5.43% , 3/01/28 (a) (b) 4,021
855,000 Freedom Mortgage Holdings LLC 144A , 9.25% ,
2/01/29 (a) 892
Principal
or Shares Security Description
Value
(000)
2,000,000 GGAM Finance Ltd. 144A , 8.00% , 2/15/27 (a) $ 2,061
8,620,000 Goldman Sachs Bank USA , ( U.S. Secured
Overnight Financing Rate + 0.777% ) , 5.28% ,
3/18/27 (b) 8,652
6,950,000 Goldman Sachs Bank USA , ( U.S. Secured
Overnight Financing Rate + 0.750% ) , 5.09% ,
5/21/27 (b) 6,969
7,865,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.075% ) , 5.80% ,
8/10/26 (b) 7,867
5,320,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.319% ) , 4.94% ,
4/23/28 (b) 5,353
8,330,000 HPS Corporate Lending Fund 144A , 5.30% ,
6/05/27 (a) 8,333
4,670,000 Huntington National Bank , ( U.S. Secured
Overnight Financing Rate + 0.720% ) , 4.87% ,
4/12/28 (b) 4,695
1,625,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25% , 5/15/27 1,585
9,615,000 Jefferies Financial Group Inc. , 5.00% , 2/10/26 9,611
2,000,000 Jefferson Capital Holdings LLC 144A , 6.00% ,
8/15/26 (a) (d) 2,001
4,100,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.190% ) , 5.04% , 1/23/28 (b) 4,133
4,865,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 0.930% ) , 5.57% , 4/22/28 (b) 4,952
5,460,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 0.930% ) , 5.27% , 7/22/28 (b) 5,495
3,900,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 0.860% ) , 4.51% , 10/22/28 (b) 3,905
3,065,000 M&T Bank Corp. , ( U.S. Secured Overnight
Financing Rate + 0.930% ) , 4.83% , 1/16/29 (b) 3,082
2,250,000 Macquarie Bank Ltd. 144A , ( U.S. Secured
Overnight Financing Rate + 1.200% ) , 5.55% ,
12/07/26 (a) (b) 2,270
3,620,000 Macquarie Bank Ltd. 144A , ( U.S. Secured
Overnight Financing Rate + 0.920% ) , 5.27% ,
7/02/27 (a) (b) (d) 3,653
2,645,000 Manufacturers & Traders Trust Co. , ( U.S. Secured
Overnight Financing Rate + 0.950% ) , 4.76% ,
7/06/28 (b) 2,657
9,660,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.020% ) , 5.36% , 4/13/28 (b) 9,713
4,775,000 Morgan Stanley Bank N.A. , ( U.S. Secured
Overnight Financing Rate + 1.080% ) , 4.95% ,
1/14/28 (b) 4,804
3,350,000 Morgan Stanley Bank N.A. , ( U.S. Secured
Overnight Financing Rate + 0.940% ) , 5.28% ,
7/14/28 (b) 3,370
3,575,000 Morgan Stanley Private Bank N.A. , ( U.S. Secured
Overnight Financing Rate + 0.770% ) , 4.47% ,
7/06/28 (b) 3,572
5,880,000 Morgan Stanley Private Bank N.A. , ( U.S. Secured
Overnight Financing Rate + 0.770% ) , 5.11% ,
7/06/28 (b) 5,891
5,705,000 National Bank of Canada , ( Secured Overnight
Financing Rate + 1.030% ) , 5.38% , 7/02/27 (b) 5,728
2,000,000 Navient Corp. , 5.00% , 3/15/27 1,980
5,425,000 New York Life Global Funding 144A , 5.45% ,
9/18/26 (a) 5,492
2,300,000 OneMain Finance Corp. , 6.13% , 5/15/30 2,306

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
3,750,000 Pacific Life Global Funding II 144A , ( U.S.
Secured Overnight Financing Rate + 0.480% ) ,
4.82% , 2/04/27 (a) (b) $ 3,751
7,485,000 PNC Bank N.A. , ( U.S. Secured Overnight
Financing Rate + 0.630% ) , 4.54% , 5/13/27 (b) 7,477
2,865,000 PNC Bank N.A. , ( U.S. Secured Overnight
Financing Rate + 0.727% ) , 4.43% , 7/21/28 (b) 2,865
4,855,000 PNC Financial Services Group Inc. , ( Secured
Overnight Financing Rate + 1.730% ) , 6.62% ,
10/20/27 (b) 4,971
1,895,000 PNC Financial Services Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.342% ) , 5.30% ,
1/21/28 (b) 1,917
1,815,000 Principal Life Global Funding II 144A , 5.00% ,
1/16/27 (a) 1,830
2,465,000 Protective Life Global Funding 144A , 4.99% ,
1/12/27 (a) 2,484
1,885,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A , 2.88% , 10/15/26 (a) 1,840
2,045,000 Royal Bank of Canada , 4.88% , 1/19/27 2,062
9,250,000 Royal Bank of Canada , ( Secured Overnight
Financing Rate + 0.790% ) , 5.13% , 7/23/27 (b) 9,278
9,840,000 Royal Bank of Canada , ( Secured Overnight
Financing Rate + 0.720% ) , 4.51% , 10/18/27 (b) 9,832
10,065,000 Royal Bank of Canada , ( Secured Overnight
Financing Rate + 0.880% ) , 5.22% , 8/06/29 (b) 10,083
1,545,000 Santander Holdings USA Inc. , ( U.S. Secured
Overnight Financing Rate + 1.232% ) , 6.12% ,
5/31/27 (b) 1,561
7,470,000 Santander Holdings USA Inc. , ( U.S. Secured
Overnight Financing Rate + 1.610% ) , 5.96% ,
3/20/29 (b) 7,556
3,445,000 Skandinaviska Enskilda Banken AB 144A ,
5.13% , 3/05/27 (a) 3,489
1,285,000 Starwood Property Trust Inc. 144A , 6.50% ,
7/01/30 (a) 1,323
3,500,000 State Street Corp. , ( U.S. Secured Overnight
Financing Rate + 0.950% ) , 4.54% , 4/24/28 (b) 3,511
4,920,000 Sumitomo Mitsui Trust Bank Ltd. 144A , ( U.S.
Secured Overnight Financing Rate + 1.120% ) ,
5.47% , 3/09/26 (a) (b) 4,945
9,830,000 Toronto-Dominion Bank , 4.57% , 12/17/26 9,849
8,160,000 Toronto-Dominion Bank , 4.86% , 1/31/28 8,249
10,205,000 Truist Bank , ( U.S. Secured Overnight Financing
Rate + 0.590% ) , 4.67% , 5/20/27 (b) 10,206
7,180,000 Truist Bank , ( U.S. Secured Overnight Financing
Rate + 0.770% ) , 4.42% , 7/24/28 (b) 7,171
5,280,000 U.S. Bank N.A. , ( U.S. Secured Overnight
Financing Rate + 0.910% ) , 4.73% , 5/15/28 (b) 5,304
5,045,000 UBS AG , ( U.S. Secured Overnight Financing
Rate + 0.720% ) , 4.86% , 1/10/28 (b) 5,078
3,815,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.070% ) , 5.71% , 4/22/28 (b) 3,890
7,055,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.370% ) , 5.71% ,
4/23/29 (b) (d) 7,158
960,000 XHR LP 144A , 6.63% , 5/15/30 (a) 977
512,012
Industrial  (9%)
2,735,000 AAR Escrow Issuer LLC 144A , 6.75% ,
3/15/29 (a) 2,808
Principal
or Shares Security Description
Value
(000)
3,030,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A , 3.25% ,
3/15/26 (a) $ 3,000
2,970,000 Allison Transmission Inc. 144A , 4.75% ,
10/01/27 (a) 2,942
3,150,000 Alumina Pty Ltd. 144A , 6.13% , 3/15/30 (a) 3,188
4,580,000 American Honda Finance Corp. , ( U.S. Secured
Overnight Financing Rate + 0.920% ) , 5.26% ,
1/12/26 (b) 4,592
9,735,000 American Honda Finance Corp. , ( U.S. Secured
Overnight Financing Rate + 0.550% ) , 4.89% ,
5/21/26 (b) 9,748
6,800,000 Amrize Finance U.S. LLC 144A , 4.60% ,
4/07/27 (a) 6,805
2,620,000 Axon Enterprise Inc. 144A , 6.13% , 3/15/30 (a) 2,682
2,415,000 BAE Systems PLC 144A , 5.00% , 3/26/27 (a) 2,436
5,875,000 BMW U.S. Capital LLC 144A , ( Secured
Overnight Financing Rate + 0.800% ) , 5.14% ,
8/13/26 (a) (b) 5,891
9,825,000 BMW U.S. Capital LLC 144A , 4.90% ,
4/02/27 (a) 9,903
1,750,000 Carnival Corp. 144A , 5.75% , 3/15/30 (a) 1,776
2,000,000 Churchill Downs Inc. 144A , 4.75% , 1/15/28 (a) 1,974
1,000,000 Daimler Truck Finance North America LLC
144A , 5.00% , 1/15/27 (a) 1,007
4,570,000 Daimler Truck Finance North America LLC
144A , ( U.S. Secured Overnight Financing Rate +
0.960% ) , 5.31% , 9/25/27 (a) (b) 4,584
3,600,000 Ford Motor Credit Co. LLC , ( U.S. Secured
Overnight Financing Rate + 2.950% ) , 7.30% ,
3/06/26 (b) (d) 3,637
3,060,000 Ford Motor Credit Co. LLC , 5.85% , 5/17/27 3,082
1,410,000 General Mills Inc. , 4.70% , 1/30/27 1,414
2,720,000 General Motors Financial Co. Inc. , 5.40% ,
5/08/27 2,757
6,950,000 General Motors Financial Co. Inc. , ( Secured
Overnight Financing Rate + 1.050% ) , 5.39% ,
7/15/27 (b) 6,939
5,075,000 General Motors Financial Co. Inc. , ( Secured
Overnight Financing Rate + 1.170% ) , 5.52% ,
4/04/28 (b) 5,061
3,550,000 Glencore Funding LLC 144A , 5.34% , 4/04/27 (a) 3,592
1,065,000 Group 1 Automotive Inc. 144A , 6.38% ,
1/15/30 (a) 1,087
6,285,000 Hyundai Capital America 144A , ( U.S. Secured
Overnight Financing Rate + 1.500% ) , 5.84% ,
1/08/27 (a) (b) 6,347
3,685,000 Hyundai Capital America 144A , 4.88% ,
6/23/27 (a) 3,698
2,000,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC 144A , 4.75% , 6/01/27 (a) 1,992
4,130,000 Mars Inc. 144A , 4.45% , 3/01/27 (a) 4,137
3,025,000 Match Group Holdings II LLC 144A , 5.00% ,
12/15/27 (a) 3,004
6,735,000 Mercedes-Benz Finance North America LLC
144A , 5.38% , 8/01/25 (a) 6,735
7,285,000 Mercedes-Benz Finance North America LLC
144A , ( U.S. Secured Overnight Financing Rate +
0.630% ) , 4.98% , 7/31/26 (a) (b) 7,306
1,990,000 Meritage Homes Corp. , 5.13% , 6/06/27 2,001
4,310,000 NTT Finance Corp. 144A , 4.57% , 7/16/27 (a) 4,315
2,900,000 Oracle Corp. , 2.80% , 4/01/27 2,822
2,360,000 Owens Corning , 5.50% , 6/15/27 2,401
1,550,000 Penske Automotive Group Inc. , 3.50% , 9/01/25 1,547

Principal
or Shares Security Description
Value
(000)
1,965,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A , 5.35% , 1/12/27 (a) $ 1,982
3,640,000 Regal Rexnord Corp. , 6.05% , 2/15/26 3,638
3,640,000 Ryder System Inc. , 5.30% , 3/15/27 3,682
3,060,000 Sirius XM Radio LLC 144A , 3.13% , 9/01/26 (a) 2,994
3,025,000 Standard Industries Inc. 144A , 5.00% ,
2/15/27 (a) 3,025
4,480,000 Synopsys Inc. , 4.55% , 4/01/27 4,489
1,195,000 The Campbell's Company , 5.30% , 3/20/26 1,200
4,020,000 Toyota Motor Credit Corp. , ( Secured
Overnight Financing Rate + 0.890% ) , 5.23% ,
5/18/26 (b) (d) 4,038
8,780,000 Toyota Motor Credit Corp. , ( U.S. Secured
Overnight Financing Rate + 0.770% ) , 5.11% ,
8/07/26 (b) 8,823
2,770,000 Toyota Motor Credit Corp. , 4.35% , 10/08/27 2,774
2,985,000 Travel + Leisure Co. 144A , 6.63% , 7/31/26 (a) 3,009
1,880,000 United Airlines Inc. 144A , 4.38% , 4/15/26 (a) 1,870
8,690,000 Volkswagen Group of America Finance LLC
144A , 5.40% , 3/20/26 (a) 8,717
187,451
Utility  (5%)
2,485,000 Alliant Energy Finance LLC 144A , 5.40% ,
6/06/27 (a) 2,508
4,180,000 American Electric Power Co. Inc. , 5.70% ,
8/15/25 4,181
4,865,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A , 5.75% ,
3/01/27 (a) 4,871
7,892,000 Antero Resources Corp. 144A , 5.38% ,
3/01/30 (a) 7,862
1,400,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A , 7.00% , 7/15/29 (a) 1,453
3,469,000 Continental Resources Inc. 144A , 2.27% ,
11/15/26 (a) 3,359
6,840,000 Energy Transfer LP , 6.05% , 12/01/26 6,960
7,301,000 EQT Corp. 144A , 3.13% , 5/15/26 (a) 7,198
4,900,000 Expand Energy Corp. , 5.38% , 3/15/30 4,909
5,125,000 Hess Midstream Operations LP 144A , 5.88% ,
3/01/28 (a) 5,213
1,255,000 Hess Midstream Operations LP 144A , 6.50% ,
6/01/29 (a) 1,294
9,600,000 National Fuel Gas Co. , 5.50% , 10/01/26 9,671
9,900,000 National Rural Utilities Cooperative Finance
Corp. , ( U.S. Secured Overnight Financing Rate +
0.820% ) , 5.17% , 9/16/27 (b) (d) 9,940
10,090,000 NextEra Energy Capital Holdings Inc. , 4.95% ,
1/29/26 10,106
5,290,000 NextEra Energy Capital Holdings Inc. , ( Secured
Overnight Financing Rate + 0.800% ) , 5.14% ,
2/04/28 (b) 5,336
3,125,000 ONEOK Inc. , 5.55% , 11/01/26 3,159
5,055,000 ONEOK Inc. , 4.25% , 9/24/27 5,034
1,345,000 SM Energy Co. 144A , 6.75% , 8/01/29 (a) 1,347
1,090,000 Sunoco LP 144A , 7.00% , 5/01/29 (a) 1,129
3,045,000 TerraForm Power Operating LLC 144A , 5.00% ,
1/31/28 (a) 3,006
1,155,000 Vistra Operations Co. LLC 144A , 5.05% ,
12/30/26 (a) 1,158
900,000 Vistra Operations Co. LLC 144A , 5.00% ,
7/31/27 (a) 896
100,590
Total Corporate Bond (Cost - $794,635)
800,053
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (16%
)
3,670,468 ACREC LLC 2023-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.230% ) ,
6.57% , 2/19/38 (a) (b) $ 3,680
2,858,937 AREIT Ltd. 2024-CRE9 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.686% ) ,
6.03% , 5/17/41 (a) (b) 2,859
2,800,000 BDS LLC 2025-FL14 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.282% ) , 5.63% ,
10/21/42 (a) (b) 2,799
5,280,000 BDS Ltd. 2021-FL10 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.764% ) , 6.11% ,
12/16/36 (a) (b) 5,286
2,250,000 BDS Ltd. 2021-FL9 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.814% ) , 6.16% ,
11/16/38 (a) (b) 2,254
4,700,000 BRSP Ltd. 2024-FL2 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.945% ) , 6.30% ,
8/19/37 (a) (b) 4,702
1,033,000 BSPRT Issuer Ltd. 2021-FL7 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.764% ) ,
6.11% , 12/15/38 (a) (b) 1,034
6,818,181 BX Commercial Mortgage Trust 2024-XL4
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.442% ) , 5.78% , 2/15/39 (a) (b) 6,837
4,868,215 BX Commercial Mortgage Trust 2024-AIRC
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.691% ) , 6.03% , 8/15/39 (a) (b) 4,892
6,061,233 BX Commercial Mortgage Trust 2024-XL5
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.392% ) , 5.73% , 3/15/41 (a) (b) 6,080
3,802,076 BX Commercial Mortgage Trust 2024-MDHS
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.641% ) , 5.98% , 5/15/41 (a) (b) 3,817
1,080,000 BX Trust 2024-VLT4 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.491% ) ,
5.83% , 7/15/29 (a) (b) 1,082
5,100,000 BX Trust 2025-LUNR 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.500% ) ,
5.84% , 6/15/40 (a) (b) 5,123
5,100,000 BX Trust 2025-VLT7 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.700% ) ,
6.00% , 7/15/44 (a) (b) 5,126
1,875,406 BXMT Ltd. 2020-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.264% ) ,
5.61% , 2/15/38 (a) (b) 1,869
2,500,000 BXMT Ltd. 2020-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.514% ) ,
5.86% , 2/15/38 (a) (b) 2,488
4,612,908 Colt Mortgage Loan Trust 2024-7 144A , 5.54% ,
12/26/69 (a) 4,615
4,658,062 Colt Mortgage Loan Trust 2025-1 144A , 5.70% ,
1/25/70 (a) 4,666
1,635,573 COLT Mortgage Loan Trust 2024-INV4 144A ,
5.61% , 5/25/69 (a) 1,636
5,459,027 COLT Mortgage Loan Trust 2024-6 144A ,
5.39% , 11/25/69 (a) 5,457
4,800,000 COLT Mortgage Loan Trust 2025-8 144A ,
5.48% , 8/25/70 (a) 4,797
5,200,000 COMM Mortgage Trust 2025-SBX 144A ,
5.43% , 8/10/41 (a) (e) 5,197

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
52,701 Connecticut Avenue Securities Trust 2019-
HRP1 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264% ) , 6.61% ,
11/25/39 (a) (b) $ 53
1,122,092 Connecticut Avenue Securities Trust 2021-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850% ) , 5.20% ,
12/25/41 (a) (b) 1,122
445,415 Connecticut Avenue Securities Trust 2022-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000% ) , 5.35% ,
12/25/41 (a) (b) 445
5,000,000 Connecticut Avenue Securities Trust 2022-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.900% ) , 6.25% ,
12/25/41 (a) (b) 5,057
1,058,696 Connecticut Avenue Securities Trust 2022-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.200% ) , 5.55% ,
1/25/42 (a) (b) 1,059
1,846,533 Connecticut Avenue Securities Trust 2022-
R06 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.750% ) , 7.10% ,
5/25/42 (a) (b) 1,886
1,942,519 Connecticut Avenue Securities Trust 2023-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.400% ) , 6.75% ,
12/25/42 (a) (b) 1,986
774,363 Connecticut Avenue Securities Trust 2023-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300% ) , 6.65% ,
1/25/43 (a) (b) 792
2,833,847 Connecticut Avenue Securities Trust 2023-
R04 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300% ) , 6.65% ,
5/25/43 (a) (b) 2,892
3,575,504 Connecticut Avenue Securities Trust 2023-
R05 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.900% ) , 6.25% ,
6/25/43 (a) (b) 3,612
3,953,450 Connecticut Avenue Securities Trust 2023-
R06 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.700% ) , 6.05% ,
7/25/43 (a) (b) 3,978
1,586,277 Connecticut Avenue Securities Trust 2024-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100% ) , 5.45% ,
2/25/44 (a) (b) 1,587
7,552,647 Connecticut Avenue Securities Trust 2024-
R05 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000% ) , 5.35% ,
7/25/44 (a) (b) 7,566
1,348,419 Connecticut Avenue Securities Trust 2024-
R06 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.050% ) , 5.40% ,
9/25/44 (a) (b) 1,348
2,362,045 Connecticut Avenue Securities Trust 2024-
R06 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150% ) , 5.50% ,
9/25/44 (a) (b) 2,368
Principal
or Shares Security Description
Value
(000)
4,504,731 Connecticut Avenue Securities Trust 2025-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.450% ) , 5.80% ,
3/25/45 (a) (b) $ 4,530
2,551,176 Connecticut Avenue Securities Trust 2025-
R04 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000% ) , 5.35% ,
5/25/45 (a) (b) 2,553
2,728,657 Cross Mortgage Trust 2024-H7 144A , 5.59% ,
11/25/69 (a) (e) 2,731
4,464,942 Cross Mortgage Trust 2024-H8 144A , 5.55% ,
12/25/69 (a) (e) 4,473
5,050,000 DBGS 2024-SBL 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.882% ) , 6.22% ,
8/15/34 (a) (b) 5,063
4,706,554 FHLMC Multifamily Structured Pass-Through
Certificates KF67 , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 0.634% ) ,
4.95% , 8/25/29 (b) 4,715
1,749,466 Freddie Mac STACR REMIC Trust 2021-DNA5
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650% ) , 6.00% ,
1/25/34 (a) (b) 1,756
7,132,080 Freddie Mac STACR REMIC Trust 2021-HQA4
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.950% ) , 5.30% ,
12/25/41 (a) (b) 7,131
1,880,292 Freddie Mac STACR REMIC Trust 2022-DNA2
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300% ) , 5.65% ,
2/25/42 (a) (b) 1,884
1,562,042 Freddie Mac STACR REMIC Trust 2022-HQA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100% ) , 6.45% ,
3/25/42 (a) (b) 1,571
4,051,615 Freddie Mac STACR REMIC Trust 2022-HQA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300% ) , 6.65% ,
8/25/42 (a) (b) 4,128
3,682,925 Freddie Mac STACR REMIC Trust 2022-DNA6
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.150% ) , 6.50% ,
9/25/42 (a) (b) 3,712
4,363,423 Freddie Mac STACR REMIC Trust 2023-DNA2
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100% ) , 6.45% ,
4/25/43 (a) (b) 4,439
735,703 Freddie Mac STACR REMIC Trust 2023-HQA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850% ) , 6.20% ,
11/25/43 (a) (b) 742
7,018,631 Freddie Mac STACR REMIC Trust 2023-HQA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850% ) , 6.20% ,
11/25/43 (a) (b) 7,104
3,422,426 Freddie Mac STACR REMIC Trust 2024-DNA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.350% ) , 5.70% ,
2/25/44 (a) (b) 3,440
984,167 Freddie Mac STACR REMIC Trust 2024-DNA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000% ) , 5.35% ,
10/25/44 (a) (b) 984

Principal
or Shares Security Description
Value
(000)
3,375,000 Freddie Mac STACR REMIC Trust 2024-DNA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.050% ) , 5.40% ,
10/25/44 (a) (b) $ 3,378
2,511,277 Freddie Mac STACR REMIC Trust 2022-DNA7
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500% ) , 6.85% ,
3/25/52 (a) (b) 2,542
3,500,000 FS Rialto 2021-FL3 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.664% ) , 6.00% ,
11/16/36 (a) (b) 3,502
1,000,000 FS RIALTO 2021-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.664% ) ,
6.00% , 5/16/38 (a) (b) 996
5,100,000 FS Rialto Issuer LLC 2024-FL9 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.631% ) , 5.98% , 10/19/39 (a) (b) 5,115
705,689 FS Rialto-Fl4 Issuer LLC 2022-FL4 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.900% ) , 6.25% , 1/19/39 (a) (b) 710
5,000,000 Greystone CRE Notes 2024-HC3 144A , ( 1
mo. Term Secured Overnight Financing Rate +
2.215% ) , 6.56% , 3/15/41 (a) (b) 5,008
5,100,000 Greystone CRE Notes LLC 2025-FL4 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.481% ) , 5.82% , 1/15/43 (a) (b) 5,116
2,700,000 GS Mortgage Securities Corp. Trust 2023-SHIP
144A , 4.94% , 9/10/38 (a) (e) 2,691
1,970,508 HIH Trust 2024-61P 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.842% ) ,
6.18% , 10/15/41 (a) (b) 1,975
5,700,000 HTL Commercial Mortgage Trust 2024-T53
144A , 5.88% , 5/10/39 (a) (e) 5,759
4,285,328 JP Morgan Mortgage Trust 2024-NQM1 144A ,
5.59% , 2/25/64 (a) 4,290
4,692,864 JP Morgan Mortgage Trust Series 2025-NQM1
144A , 5.59% , 6/25/65 (a) 4,735
4,100,000 Life Mortgage Trust 2022-BMR2 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.295% ) , 5.64% , 5/15/39 (a) (b) 3,995
2,497,646 MCR Mortgage Trust 2024-HTL 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.758% ) , 6.10% , 2/15/37 (a) (b) 2,500
4,266,939 MF1 Ltd. 2022-FL8 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.350% ) , 5.70% ,
2/19/37 (a) (b) 4,272
4,709,698 OBX Trust 2025-NQM7 144A , 5.56% ,
5/25/55 (a) 4,722
3,829,576 OBX Trust 2024-NQM13 144A , 5.12% ,
6/25/64 (a) 3,812
4,025,127 OBX Trust 2024-NQM12 144A , 5.48% ,
7/25/64 (a) 4,016
3,771,203 OBX Trust 2024-NQM14 144A , 4.94% ,
9/25/64 (a) 3,743
2,104,102 OBX Trust 2024-NQM15 144A , 5.32% ,
10/25/64 (a) 2,095
3,673,860 OBX Trust 2024-NQM18 144A , 5.41% ,
10/25/64 (a) (e) 3,664
2,069,059 OBX Trust 2024-NQM16 144A , 5.53% ,
10/25/64 (a) 2,067
3,809,593 OBX Trust 2025-NQM2 144A , 5.60% ,
11/25/64 (a) 3,811
Principal
or Shares Security Description
Value
(000)
4,334,765 OBX Trust 2024-NQM17 144A , 5.61% ,
11/25/64 (a) (e) $ 4,335
3,038,729 OBX Trust 2025-NQM3 144A , 5.65% ,
12/01/64 (a) 3,048
3,200,219 OBX Trust 2025-NQM1 144A , 5.55% ,
12/25/64 (a) (e) 3,203
6,319,971 OBX Trust 2025-NQM11 144A , 5.42% ,
5/25/65 (a) 6,324
3,950,000 ONE Mortgage Trust 2021-PARK 144A , ( 1
mo. Term Secured Overnight Financing Rate +
0.814% ) , 5.16% , 3/15/36 (a) (b) 3,883
3,032,107 PFP Ltd. 2024-11 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.832% ) , 6.17% ,
9/17/39 (a) (b) 3,038
1,891,931 STWD Ltd. 2021-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.314% ) ,
5.66% , 4/18/38 (a) (b) 1,886
6,450,735 THPT Mortgage Trust 2023-THL 144A , 6.99% ,
12/10/34 (a) (e) 6,549
5,000,000 TRTX Issuer Ltd. 2025-FL6 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.537% ) ,
5.89% , 9/18/42 (a) (b) 4,990
1,744,642 Verus Securitization Trust 2024-R1 144A ,
5.22% , 9/25/69 (a) (e) 1,736
2,266,869 Verus Securitization Trust 2024-8 144A , 5.36% ,
10/25/69 (a) (e) 2,264
4,683,384 Verus Securitization Trust 2025-1 144A , 5.62% ,
1/25/70 (a) (e) 4,697
3,422,572 Verus Securitization Trust 2025-INV1 144A ,
5.55% , 2/25/70 (a) 3,426
2,403,121 Verus Securitization Trust 2025-3 144A , 5.62% ,
5/25/70 (a) 2,415
Total Mortgage Backed (Cost - $318,533)
319,311
U.S. Treasury (16%
)
52,700,000 U.S. Treasury Bill , 4.26% , 8/07/25 (f) 52,663
40,000,000 U.S. Treasury Bill , 4.27% , 8/12/25 (f) 39,948
50,000,000 U.S. Treasury Bill , 4.33% , 8/19/25 (f) 49,893
50,000,000 U.S. Treasury Bill , 4.28% , 9/02/25 (f) 49,810
60,000,000 U.S. Treasury Bill , 4.29% , 10/14/25 (f) 59,478
70,000,000 U.S. Treasury Bill , 4.28% , 11/04/25 (f) 69,222
Total U.S. Treasury (Cost - $321,015)
321,014
Investment Company (2%
)
10,451,030 Payden Cash Reserves Money Market Fund* 10,451
2,726,002 Payden Floating Rate Fund, SI Class* 26,360
Total Investment Company (Cost - $37,442)
36,811
Total Investments (Cost - $2,042,413) (101%)
2,049,079
Liabilities in excess of Other Assets (-1%)
(15,802)
Net Assets (100%) $ 2,033,277
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(c) Principal in foreign currency.
(d) All or a portion of these securities are on loan. At July 31, 2025, the total market value of the Fund’s securities on loan is $6,494 and the total market value of the collateral held by the Fund is $6,646. Amounts in 000s.

Payden Mutual Funds
Payden Limited Maturity Fund
continued
(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f) Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 4,406 CAD  6,000 HSBC Bank USA, N.A. 09/17/2025 $ 66
Liabilities:
CAD 1,065 USD  773 HSBC Bank USA, N.A. 09/17/2025 (3)
Net Unrealized Appreciation (Depreciation)
$63